Non-Controlling Interest (Details) - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity		$ 79,633	$ 46,163	$ 41,883
Income		2,222	4,360	12,448
Other comprehensive income
Debt instruments at FVOCI		(260)	(86)
Available for sale investments				470
Deferred tax		71	2	(134)
Total other comprehensive income		(189)	(84)	336
Comprehensive income		$ 2,222	$ 4,276	$ 12,784
Santander Corredora de Seguros Limitada [Member]
Statement Line Items [Line Items]
Non-controlling		0.25%	0.25%	25.00%
Equity		$ 178	$ 172	$ 167
Income		6	4	4
Other comprehensive income
Debt instruments at FVOCI		1	(2)
Deferred tax
Total other comprehensive income		1	(2)
Comprehensive income		$ 7	$ 2	$ 4
Santander Corredores de Bolsa Limitada [Member]
Statement Line Items [Line Items]
Non-controlling		49.41%	49.41%	4941.00%
Equity		$ 22,301	$ 21,673	$ 21,000
Income		625	755	702
Other comprehensive income
Debt instruments at FVOCI		(261)	(84)
Available for sale investments				470
Deferred tax		71	2	(134)
Total other comprehensive income		(190)	(82)	336
Comprehensive income		$ 435	$ 673	$ 1,038
Santander Asesorias Financieras Limitada [Member]
Statement Line Items [Line Items]
Non-controlling	[1]	0.97%
Equity	[1]	$ 498
Income	[1]	9
Other comprehensive income
Debt instruments at FVOCI	[1]
Deferred tax	[1]
Total other comprehensive income	[1]
Comprehensive income	[1]	$ 9
Santander S.A. Sociedad Securitizadora [Member]
Statement Line Items [Line Items]
Non-controlling		0.36%	0.36%	36.00%
Equity		$ 2	$ 2	$ 2
Income
Other comprehensive income
Debt instruments at FVOCI
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income
Klare Corredora de Seguros S.A. [Member]
Statement Line Items [Line Items]
Non-controlling		49.90%
Equity		$ 3,782
Income		(503)
Other comprehensive income
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income		$ (503)
Santander Consumer Chile S.A. [Member]
Statement Line Items [Line Items]
Non-controlling	[2]	49.00%
Equity	[2]	$ 24,564
Income	[2]	1,544
Other comprehensive income
Debt instruments at FVOCI	[2]
Deferred tax	[2]
Total other comprehensive income	[2]
Comprehensive income	[2]	1,544
Total subsidiaries [Member]
Statement Line Items [Line Items]
Equity		51,325	22,335	21,558
Income		1,681	858	838
Other comprehensive income
Debt instruments at FVOCI		(260)	(86)
Available for sale investments				470
Deferred tax		71	2	(134)
Total other comprehensive income		(189)	(84)	336
Comprehensive income		$ 1,492	$ 774	$ 1,174
Santander Gestion de Recaudacion y Cobranzas Limitada [Member]
Statement Line Items [Line Items]
Non-controlling		100.00%	100.00%	10000.00%
Equity		$ 3,777	$ 3,777	$ 2,925
Income		1,031	852	741
Other comprehensive income
Debt instruments at FVOCI
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income		$ 1,031	$ 852	$ 741
Bansa Santander S.A.[Member]
Statement Line Items [Line Items]
Non-controlling		100.00%	100.00%	10000.00%
Equity		$ 20,051	$ 20,051	$ 17,401
Income		(486)	2,650	10,869
Other comprehensive income
Debt instruments at FVOCI
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income		$ (486)	2,650	10,869
Multiplica Spa [Member]
Statement Line Items [Line Items]
Non-controlling		100.00%
Equity		$ 4,480
Income		(4)
Other comprehensive income
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income		(4)
Total Entities controlled through other considerations [Member]
Statement Line Items [Line Items]
Equity		28,308	23,828	20,326
Income		541	3,502	$ 11,610
Other comprehensive income
Debt instruments at FVOCI
Deferred tax
Total other comprehensive income
Comprehensive income		$ 541	$ 3,502
Santander Agente de Valores Limitada [Member]
Statement Line Items [Line Items]
Non-controlling			0.97%	97.00%
Equity			$ 488	$ 389
Income			99	132
Other comprehensive income
Debt instruments at FVOCI
Available for sale investments
Deferred tax
Total other comprehensive income
Comprehensive income			$ 99	$ 132

[1]	Ex Santander Agente de Valores Limitada
[2]	On November27, 2019, the Bank acquired the 51% of Santander Consumer S.A., the remaining 49% is accounted as non-controlling interest.